Organization and Business Description - Schedule of Company’s Subsidiaries (Details)	12 Months Ended
Dec. 31, 2025
Yu He Chuang Co., Ltd (“YHC HK”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Apr. 01, 2025
Jurisdiction of Formation	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%
Chuang Yu He (Shanghai) Industrial Co., Ltd. (“CYH Shanghai”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Jun. 12, 2025
Jurisdiction of Formation	Shanghai
Percentage of direct/indirect Economic Ownership	100.00%
Hangzhou Zhihuichong Technology Co., Ltd. (“Hangzhou ZHC”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Nov. 20, 2025
Jurisdiction of Formation	Zhejiang
Percentage of direct/indirect Economic Ownership	90.00%
Jiaxing Xuchen Technology Co., Ltd. (“Jiaxing XC”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Sep. 09, 2025
Jurisdiction of Formation	Zhejiang
Percentage of direct/indirect Economic Ownership	100.00%